CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	HKD 540,921	HKD 0	HKD 0